March 11, 2009
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	Transamerica Series Trust (the “Trust” or “Registrant”) (333-157009; 811-04419)
Dear Sir or Madam:
     On behalf of the Trust, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Proxy Statement/Prospectus for the Trust dated March 10, 2009, otherwise required to be filed under paragraph (c) of Rule 497, would not have differed from the form of Proxy Statement/Prospectus contained in the Form N-14 registration statement for the Trust (Post-Effective Amendment No. 1) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on March 10, 2009 via EDGAR (Accession Number 0000950144-09-002059).
     Any comments or questions on this filing should be directed to the undersigned at (727) 299-1814.

Very truly yours,
/s/ Robert S. Lamont, Jr.
Robert S. Lamont, Jr.
Vice President and Senior Counsel